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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 8.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.750%	05/15/23	$420,000	$422,937
U.S. Treasury Bonds	6.250%	08/15/23	1,150,000	1,511,081
U.S. Treasury Notes	2.250%	11/15/24	500,000	518,691
U.S. Treasury Notes	1.625%	02/15/26	650,000	637,127
U.S. Treasury Bonds	5.250%	02/15/29	1,690,000	2,306,389
Total U.S. Treasury Obligations (Cost $5,212,552)				$5,396,225

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$282,386

Federal Home Loan Bank - 1.7%
Federal Home Loan Bank	2.625%	03/11/22	300,000	316,152
Federal Home Loan Bank	2.125%	10/24/22	430,000	426,184
Federal Home Loan Bank	2.125%	03/10/23	350,000	357,135
				1,099,471

Total U.S. Government Agency Obligations (Cost $1,334,761)				$1,381,857

MORTGAGE-BACKED SECURITIES - 41.7%	Coupon	Maturity	Par Value	Value
Commercial - 34.0%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/01/33	$257,707	$263,920
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.195%	11/25/50	125,082	125,123
American Home Mortgage Investment Trust, Series 2004-4-3A (a)	1.046%	02/25/45	469,375	463,387
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	2.908%	02/01/34	449,514	427,537
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	2.872%	03/01/35	191,343	188,400
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/01/36	358,858	358,851
BCAP, LLC Trust, 144A, Series 2009-RR2-A1 (a)	2.873%	01/01/38	23,906	23,898
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	2.766%	01/01/34	666,080	651,815
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.118%	11/25/34	257,219	249,571

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 34.0% (Continued)
Centex Home Equity Loan Trust, Series 2004-D-AF6	4.670%	09/01/34	$74,032	$75,719
Citigroup Mortgage Loan Trust, Inc., Series 2009-6-6A1 (a)	0.682%	07/25/36	30,676	30,028
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.783%	05/25/37	80,368	79,721
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.645%	11/25/34	690,590	676,456
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	2.651%	12/01/33	266,573	269,459
Credit Suisse Commercial Mortgage Trust, 144A, Series 2007-C1-A3	5.383%	02/01/40	228,692	231,189
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	5.389%	05/01/37	31,472	31,637
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-2R-2A5 (a)	2.215%	06/01/37	8,838	8,825
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	2.779%	11/01/32	437,788	422,882
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/01/33	146,515	150,822
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	240,279	235,478
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.338%	11/25/34	281,499	273,276
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	0.795%	01/25/45	177,303	175,349
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.105%	12/25/34	454,241	440,542
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	2.808%	05/01/33	232,260	227,030
Impac CMB Trust, Series 2004-10-4A2 (a)	1.386%	03/25/35	333,153	310,147
Impac CMB Trust, Series 2005-4-2A1 (a)	1.046%	05/25/35	648,384	628,734
Impac CMB Trust, Series 2007-A-A (a)	0.695%	05/25/37	856,382	774,151
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	5.003%	08/01/33	120,066	123,677
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (a)	0.958%	01/25/36	593,333	562,063

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 34.0% (Continued)
JPMorgan Mortgage Trust, Series 2003-A1 (a)	2.476%	10/01/33	$541,567	$516,826
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	2.273%	02/01/34	591,969	582,016
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	2.346%	06/01/34	409,716	403,320
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	2.516%	12/01/34	226,040	230,065
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.448%	07/01/43	320,036	326,562
JPMorgan Re-REMIC, 144A, Series 2009-9-A1 (a)	6.000%	09/01/36	159,945	162,320
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	2.913%	06/01/45	600,000	600,617
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (a)	1.005%	10/25/34	541,147	503,480
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.223%	09/01/33	425,291	421,152
Master Asset Securitization Trust, Series 2003-5-1A1	5.500%	06/01/33	6,795	6,824
Master Asset Securitization Trust, Series 2003-8-1A1	5.500%	09/01/33	32,625	32,488
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/01/34	290,454	294,509
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.325%	05/01/34	419,509	421,557
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	2.932%	12/01/34	705,253	698,161
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.708%	11/25/35	44,628	44,332
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/01/52	254,655	255,407
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.779%	08/01/35	526,206	547,057
New York Mortgage Trust, Series 2005-3-A1 (a)	0.678%	02/25/36	421,422	376,334
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/01/35	452,207	461,127
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	6.114%	06/01/49	243,121	246,150
Residential Asset Securitization Trust, Series 2003-A4-A3 (a)	0.846%	05/25/33	3,856	3,853
Residential Funding Mortgage Security I, Inc., Series 2004-S4-2A6	4.500%	04/01/19	122,335	122,845

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 34.0% (Continued)
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/01/32	$238,777	$240,501
Sequoia Mortgage Trust, Series 2003-8-A1 (a)	1.078%	01/20/34	431,992	409,235
Sequoia Mortgage Trust, Series 2004-6-A2 (a)	0.998%	07/20/34	623,514	580,535
Sequoia Mortgage Trust, Series 2012-3-A2	3.000%	07/01/42	309,884	311,071
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/01/42	242,261	241,750
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	79,745	78,867
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.406%	08/25/33	374,912	370,402
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (a)	1.138%	02/19/35	690,283	640,965
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (a)	1.138%	01/19/34	108,904	104,625
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (a)	1.136%	12/19/34	486,438	475,933
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	3.127%	01/01/32	57,238	52,778
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	3.127%	01/01/32	47,535	44,025
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	2.625%	03/01/33	346,582	342,874
Structured Asset Securities Corporation, Series 2003-29-3A1 (a)	4.932%	09/01/33	554,126	549,499
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/01/33	162,297	164,291
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/01/33	242,830	256,067
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.417%	08/01/33	274,554	274,190
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.475%	08/01/33	676,529	681,991
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.919%	02/20/34	290,601	283,541
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	2.615%	06/01/33	10,197	10,212
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	2.635%	10/01/33	445,689	446,263

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 34.0% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.615%	11/01/33	$406,118	$407,642
				22,703,946
Federal Home Loan Mortgage Corporation - 4.2%
FHLMC, Series 2999-ND	4.500%	07/01/20	57,027	58,669
FHLMC, Series 2515-UP	5.500%	10/01/22	124,673	134,615
FHLMC, Series 2690-TV	4.500%	11/01/25	144,540	148,334
FHLMC, Series 3827-HA	3.500%	11/01/25	202,905	217,577
FHLMC, Series 4011-ML	3.000%	03/01/27	500,000	514,709
FHLMC, Series 2700-PG	4.500%	05/01/32	603	603
FHLMC, Series 2569-LD	5.500%	02/01/33	172,040	192,883
FHLMC, Series 3793-UA	4.000%	06/01/33	142,525	152,438
FHLMC, Series 2785-GD	4.500%	10/01/33	14,714	15,003
FHLMC, Series 3017-MK	5.000%	12/01/34	14,023	14,555
FHLMC, Series 4011-NP	3.000%	07/01/39	269,338	273,020
FHLMC, Series 3843-JA	4.000%	04/01/40	155,668	166,475
FHLMC, Series 4017-MA	3.000%	03/01/41	144,590	148,627
FHLMC, Series 4077-AP	4.000%	01/01/42	378,124	403,124
FHLMC, Series 4183-PA	3.500%	01/01/43	335,625	353,987
				2,794,619
Federal National Mortgage Association - 2.5%
FNMA, Series 2003-89-LC	4.500%	09/01/18	30,886	31,734
FNMA, Series 2003-83-PG	5.000%	06/01/23	26,139	27,164
FNMA, Series 2015-M11-A1	2.097%	04/01/25	526,932	532,150
FNMA, Series 2005-80-BA	5.000%	04/01/29	84,135	92,241
FNMA, Series 2009-96-DB	4.000%	11/01/29	517,610	553,104
FNMA, Series 2004-8-GD	4.500%	10/01/32	1,077	1,076
FNMA, Pool #MA0584	4.500%	10/01/40	96,361	101,449
FNMA, Series 2014-80-KA	2.000%	03/01/44	298,727	297,673
FNMA, Series 2011-100QM	4.000%	10/01/50	42,640	43,300
				1,679,891
Government National Mortgage Association - 0.7%
GNMA, Series 2009-104-KA	4.500%	08/01/39	318,839	339,348
GNMA, Series 2011-159-EA	4.000%	10/01/40	23,185	23,871
GNMA, Series 2011-138-PX	4.000%	06/01/41	126,032	130,377
				493,596
Small Business Administration - 0.3%
SBA, Series 2009-20A-1	5.720%	01/01/29	169,357	192,884

Total Mortgage-Backed Securities (Cost $27,932,695)				$27,864,936

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.7%	Coupon	Maturity	Par Value	Value
California State Housing Finance Agency	3.650%	08/01/25	$620,000	$650,176
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	393,526
Industry Public Facilities Authorization, California	3.821%	01/01/22	200,000	215,418
Industry Public Facilities Authorization, California	5.750%	01/01/24	200,000	200,368
New Jersey State Economic Development Authority, Revenue	3.802%	06/15/18	325,000	330,746
Total Municipal Bonds (Cost $1,697,047)				$1,790,234

ASSET-BACKED SECURITIES – 3.1%	Coupon	Maturity	Par Value	Value
Applebees/IHOP Funding, LLC,
144A, Series 2014-1-A2	4.277%	09/05/44	$625,000	$629,404
DB Master Financie, LLC,
144A, Series 2015-1A-A21	3.262%	02/20/19	641,875	644,378
Domino’s Pizza Master Issuer, LLC
144A, Series 2015-1A	3.484%	10/25/45	820,875	820,875
Total Asset-Backed Securities (Cost $2,078,512)				$2,094,657

CORPORATE BONDS - 40.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.0%
AutoNation, Inc.	5.500%	02/01/20	$550,000	$596,114
GameStop Corporation, 144A	5.500%	10/01/19	375,000	364,688
QVC, Inc.	5.125%	07/02/22	350,000	369,018
				1,329,820
Consumer Staples - 4.4%
Anheuser-Busch InBev SA/NV	3.300%	02/01/23	550,000	565,565
CVS Health Corporation	3.500%	07/20/22	600,000	633,138
Kraft Heinz Company (The), 144A	3.500%	07/15/22	750,000	782,242
Kroger Company (The)	4.000%	02/01/24	750,000	814,534
SABMiller plc, 144A	6.500%	07/15/18	148,000	162,815
				2,958,294
Energy - 1.7%
El Paso, LLC	6.500%	09/15/20	143,000	156,078
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	485,626
Magellan Midstream Partners L.P.	5.000%	03/01/26	445,000	489,685
				1,131,389
Financials - 14.5%
Air Lease Corporation	4.250%	09/15/24	570,000	573,956
Ally Financial, Inc.	5.750%	11/20/25	300,000	303,750
Ares Capital Corporation	4.375%	01/15/19	775,000	800,187
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	610,000	630,083

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.5% (Continued)
Bank of America Corporation	4.250%	10/22/26	$750,000	$761,707
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	750,000	699,375
Fairfax Financial Holdings, Ltd., 144A	4.875%	08/13/24	750,000	746,969
Fidelity National Information Services, Inc.	3.875%	06/05/24	750,000	775,158
Ford Motor Credit Company, LLC	5.875%	08/02/21	505,000	574,548
Icahn Enterprises, L.P.	5.875%	02/01/22	350,000	322,000
International Lease Finance Corporation	4.625%	04/15/21	475,000	490,438
JPMorgan Chase & Company	3.125%	01/23/25	750,000	756,452
Morgan Stanley	5.500%	07/24/20	750,000	837,948
SVB Financial Group	3.500%	01/29/25	625,000	621,509
Wells Fargo & Company	4.300%	07/22/27	750,000	795,156
				9,689,236
Health Care - 1.6%
Actavis Funding SCS	3.450%	03/15/22	625,000	634,941
HCA, Inc.	4.250%	10/15/19	450,000	466,875
				1,101,816
Industrials - 3.9%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	313,544	310,409
Air Canada, 144A, Series 2013-1B	5.375%	11/15/22	444,365	445,476
American Airlines Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	428,043	439,814
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	282,236	298,831
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	255,085	278,196
General Motors Financial Company	3.700%	05/09/23	525,000	519,635
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	277,765	297,175
				2,589,536
Information Technology - 3.4%
Baidu, Inc.	3.250%	08/06/18	750,000	765,979
CDK Global, Inc.	3.300%	10/15/19	250,000	250,400
Dell, Inc., 144A	8.350%	07/15/46	640,000	651,508
Tencent Holdings Ltd., 144A	3.800%	02/11/25	550,000	570,627
				2,238,514
Materials - 1.3%
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	300,000	314,250
Westlake Chemical Corporation	3.600%	07/15/22	584,000	582,907
				897,157

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.1% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 3.3%
American Campus Communities, Inc.	3.350%	10/01/20	$635,000	$650,131
AvalonBay Communities, Inc.	3.500%	11/15/24	600,000	627,251
Healthcare Trust of America Holdings, L.P.	3.700%	04/15/23	500,000	496,077
WEA Finance, LLC, 144A	2.700%	09/17/19	400,000	404,556
				2,178,015
Telecommunication Services - 4.0%
American Tower Trust I, 144A	3.070%	03/15/23	500,000	499,789
Charter Communications Operating, LLC, 144A	4.464%	07/23/22	470,000	495,382
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	690,000	743,876
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	518,594	526,092
SBA Tower Trust, 144A (a)	3.598%	04/15/18	405,000	408,926
				2,674,065

Total Corporate Bonds (Cost $26,338,372)				$26,787,842

MONEY MARKET FUNDS - 3.3%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (c) (Cost $2,210,786)			2,210,786	$2,210,786

Total Investments at Value - 101.1% (Cost $66,804,725)				$67,526,537

Liabilities in Excess of Other Assets - (1.1%)				(759,980)

Net Assets - 100.0%				$66,766,557

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2016.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES – 46.1%	Coupon	Maturity	Par Value	Value
Commercial – 29.9%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (a)	1.645%	10/25/34	$369,608	$367,845
ACE Securities Corporation, Series 2003-NC1-A2A (a)	1.285%	07/25/33	234,621	193,277
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.195%	11/25/50	100,065	100,099
Adjustable Rate Mortgage Trust, Series 2005-3 (a)	0.758%	07/25/35	825,126	792,104
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (a)	0.678%	07/25/35	656,119	639,858
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.749%	12/01/35	269,127	277,257
American Home Mortgage Investment Trust, Series 2004-3-6A1	4.820%	10/01/34	444,856	450,835
American Home Mortgage Investment Trust, Series 2005-1-5A1 (a)	2.898%	06/01/45	233,974	228,595
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	2.872%	03/01/35	309,010	304,256
Bank of America Funding Corporation, Series 2005-D-A1 (a)	2.874%	05/01/35	834,179	850,391
Bank of America Funding Corporation, Series 2009-R6-3A1 (a)	2.209%	01/01/37	117,390	117,038
Bank of America Mortgage Securities, Inc., Series 2004-1-2A1 (a)	5.500%	02/01/34	318,777	323,509
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/01/36	119,619	119,617
BCAP, LLC Trust, 144A, Series 2009-RR4-2A1 (a)	2.797%	07/01/36	36,101	36,096
BCAP, LLC Trust, 144A, Series 2009-RR2-A1 (a)	2.873%	01/01/38	52,594	52,575
BCRR Trust, 144A, Series 2009-1-2A1 (a)	5.857%	07/11/40	136,131	136,554
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.118%	11/25/34	48,228	46,795
Bear Stearns Asset-Backed Securities Trust, Series 2004-B01-M2 (a)	1.195%	10/25/34	55,195	55,094
Centex Home Equity Loan Trust, Series 2004-D-AF6	4.670%	09/01/34	33,314	34,073
CIT Group Home Equity Loan Trust, Series 2003-1-A4 (a)	3.930%	03/01/32	123,508	124,294
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (a)	2.969%	05/01/34	577,928	582,136

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 29.9% (Continued)
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-12A1 (a)	2.856%	07/01/36	$16,969	$16,919
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2010-8-6A6	4.500%	12/01/36	274,349	276,219
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-4A1 (a)	2.984%	04/01/37	73,757	73,537
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.783%	05/25/37	53,579	53,147
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.645%	11/25/34	440,366	431,353
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	06/01/18	68,421	66,319
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	09/01/19	289,443	294,216
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	5.389%	05/01/37	209,682	210,783
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-2R-2A5 (a)	2.215%	06/01/37	7,321	7,310
Credit Suisse Commercial Mortgage Trust, 144A, Series 2007-C1-A3	5.383%	02/01/40	228,692	231,189
Credit Suisse Commercial Mortgage Trust, Series 2007-C5-A4	5.695%	09/01/40	294,958	305,035
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/01/19	764,034	777,107
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	2.695%	09/01/34	1,099,851	1,085,391
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (a)	0.708%	07/25/35	80,259	78,131
Credit Suisse First Boston Securities Corporation Mortgage Trust, 144A, Series 2009-3R-25A1 (a)	2.972%	07/01/36	67,691	67,714
Credit Suisse Mortgage Trust, 144A, Series 2010-16-A4 (a)	4.250%	06/01/50	650,000	651,748
First Horizon Mortgage Pass-Through Trust, Series 2003-AR3-3A1 (a)	2.689%	09/01/33	493,466	499,231
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	96,112	94,191
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.338%	11/25/34	102,198	99,213

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 29.9% (Continued)
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	2.636%	10/01/33	$179,653	$180,910
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/01/34	132,173	136,463
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (a)	0.946%	06/25/35	237,054	223,873
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	0.795%	01/25/45	478,705	473,430
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.105%	12/25/34	991,072	961,182
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/01/33	757,395	768,521
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	2.926%	09/01/35	217,618	222,101
Harborview Mortgage Loan Trust, Series 2004-4-2A (a)	0.996%	06/19/34	163,165	150,228
Impac CMB Trust, Series 2005-4-2A1 (a)	1.046%	05/25/35	441,078	427,710
Impac CMB Trust, Series 2007-A-A (a)	0.695%	05/25/37	511,273	462,180
Jefferies & Company, 144A, Series 2010-R4-2A	3.750%	10/01/35	473,011	472,891
Jefferies & Company, 144A, Series 2009-R9-1A1 (a)	2.420%	08/01/46	88,843	89,225
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (a)	0.958%	01/25/36	1,020,746	966,951
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	2.415%	10/01/33	289,167	284,044
JPMorgan Re-REMIC, 144A, Series 2009-9-A1 (a)	6.000%	09/01/36	89,969	91,305
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	2.913%	06/01/45	1,000,000	1,001,028
JPMorgan Re-REMIC, 144A, Series 2009-7-8A1 (a)	3.030%	01/01/47	1,934	1,934
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	2.542%	07/01/34	916,660	929,397
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/01/33	907,455	932,757
MASTR Asset Securitization Trust, Series 2003-8-2A1 (a)	4.500%	09/01/18	154,741	154,172
MASTR Asset Securitization Trust, Series 2004-8-3A1 (a)	5.250%	08/01/19	354,552	363,133
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/01/24	269,882	278,738

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 29.9% (Continued)
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/01/33	$1,128,618	$1,145,553
MASTR Specialized Loan Trust, 144A, Series 2005-3-A1 (a)	0.806%	11/25/35	167,201	159,940
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (a)	1.126%	04/25/28	184,059	176,584
Morgan Stanley Capital, Inc., Series 2004-SD2-A (a)	1.338%	04/25/34	99,094	98,030
Morgan Stanley Capital, Inc., Series 2005-HE2-A1MZ (a)	0.965%	01/25/35	344,981	342,817
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.708%	11/25/35	44,666	44,369
Mortgage IT Trust, Series 2004-2-M1 (a)	1.271%	12/25/34	548,145	502,876
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.779%	08/01/35	1,152,391	1,198,055
Option One Mortgage Loan Trust, Series 2005-1-A1A (a)	0.946%	02/25/35	1,338,763	1,322,975
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A (a)	3.450%	03/10/27	67,238	67,820
Park Place Securities, Inc., Series 2005-WHQ1-M2 (a)	1.195%	03/25/35	25,735	25,736
Provident Funding Mortgage Loan Trust, Series 2003-1-A (a)	2.698%	08/01/33	661,745	677,249
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	2.831%	05/01/35	421,772	429,442
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	6.114%	06/01/49	182,340	184,612
RBSSP Resecuritization Trust, 144A, Series 2010-3-4A1 (a)	3.183%	12/01/35	423,494	422,712
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6 (a)	4.547%	12/01/34	18,697	18,846
Residential Asset Mortgage Products, Inc., Series 2005-SP3-A3 (a)	0.835%	12/25/35	29,436	29,263
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/01/33	44,241	45,323
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/01/32	278,988	281,003
Residential Funding Mortgage Security I, Inc., Series 2004-S2-A9 (a)	5.500%	03/01/34	188,159	191,204
Security National Mortgage Loan Trust, Series 2006-3A-A1 (a)	0.718%	01/25/37	5,772	5,769
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/01/42	225,359	224,884

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 29.9% (Continued)
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	$19,139	$18,928
Soundview Home Equity Loan Trust, Series 2003-2-A2 (a)	1.746%	11/25/33	92,791	91,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	2.773%	09/01/34	305,363	300,722
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.406%	08/25/33	562,368	555,603
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (a)	1.145%	08/25/33	203,077	199,878
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/01/33	297,670	301,328
Structured Asset Securities Corporation, Series 2003-34A-3A4 (a)	3.311%	11/01/33	588,104	573,786
Structured Asset Securities Corporation, Series 2004-GEL3-A (a)	1.398%	08/25/34	174,975	171,768
Truman Capital Mortgage Loan Trust, 144A, Series 2005-1-A (a)	0.875%	03/25/37	174,532	170,858
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.417%	08/01/33	327,276	326,843
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.475%	08/01/33	211,415	213,122
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.919%	02/20/34	83,029	81,012
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS3-2A1 (a)	5.250%	03/01/18	141,427	141,525
Wells Fargo Mortgage Loan Trust, 144A, Series 2010-RR1-1 (a)	2.627%	02/01/37	1,043,291	1,047,986
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/01/20	230,616	234,841
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.615%	11/01/33	609,177	611,463
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	2.705%	01/01/34	681,247	693,012
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	2.740%	07/01/34	84,979	87,688
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	2.824%	06/01/35	137,270	141,882
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8 (a)	2.840%	04/01/36	583,702	575,460
				34,857,741

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 5.5%
FHLMC, Series 3861-A	4.500%	01/01/29	$52,383	$53,006
FHLMC, Series 2580-PY	4.000%	03/01/33	418,401	441,095
FHLMC, Series 4529-HA	3.000%	07/15/36	1,754,967	1,783,201
FHLMC, Series 3837-JA	4.000%	05/01/38	8,929	9,212
FHLMC, Series 3687-CB	2.500%	11/01/38	532,280	543,267
FHLMC, Series 4524-CA	2.500%	05/01/41	795,876	809,405
FHLMC, Series 4417-HD	2.250%	11/01/41	976,923	987,018
FHLMC, Series 4312-GA	2.500%	12/01/41	665,514	672,307
FHLMC, Series 4183-PA	3.500%	01/01/43	1,006,874	1,061,962
				6,360,473
Federal National Mortgage Association - 8.5%
FNMA, Series 2003-48-TC	5.000%	06/01/23	201,432	216,145
FNMA, Series 2004-9-DH	4.000%	06/01/33	105,806	108,886
FNMA, Series 2008-17-PA	4.500%	10/01/37	613,889	655,181
FNMA, Series 2008-49-PA	5.000%	04/01/38	621,914	672,696
FNMA, Series 2010-152-DA	3.000%	05/01/39	323,986	330,093
FNMA, Series 2011-15-W (a)	3.510%	06/01/39	553,093	574,326
FNMA, Series 2009-94-DA	4.500%	10/01/39	492,422	526,518
FNMA, Series 2010-109-N	3.000%	10/01/40	920,855	952,813
FNMA, Series 2012-102-PA	4.500%	03/01/41	473,244	498,399
FNMA, Series 2013-9-CB	5.500%	04/01/42	585,891	660,006
FNMA, Series 2015-55-QA	3.500%	10/01/42	1,375,206	1,418,312
FNMA, Series 2012-136-PD	2.500%	11/01/42	598,937	612,085
FNMA, Series 2014-80-KA	2.000%	03/01/44	702,888	700,407
FNMA, Series 2015-27-MB	2.000%	10/01/44	1,969,584	1,955,075
				9,880,942
Government National Mortgage Association - 2.1%
GNMA, Pool #GN615735	5.000%	06/01/23	277,355	310,470
GNMA, Series 2009-100-PL	5.000%	04/01/37	42,274	42,826
GNMA, Series 2010-10-NH	4.000%	12/01/38	345,167	360,772
GNMA, Series 2010-115-HW	3.500%	05/01/39	298,716	308,619
GNMA, Series 2012-10-LD	3.000%	07/01/40	724,532	750,317
GNMA, Series 2011-159-EA	4.000%	10/01/40	57,964	59,677
GNMA, Series 2014-184-ED	3.000%	12/01/43	560,864	581,368
				2,414,049
Small Business Administration - 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	132,820	142,295

Total Mortgage-Backed Securities (Cost $53,744,781)				$53,655,500

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.1%	Coupon	Maturity	Par Value	Value
Carson California Redevelopment Agency	2.261%	02/01/17	$570,000	$571,636
City of Las Vegas, Nevada	7.750%	09/01/29	840,000	993,871
Industry Public Facilities Authorization, California	2.203%	01/01/18	625,000	632,606
New Jersey State Economic Development Authority, Revenue	3.802%	06/15/18	800,000	814,144
San Francisco City & County Redevelopment Agency	2.120%	08/01/18	625,000	631,338
Total Municipal Bonds (Cost $3,613,396)				$3,643,595

ASSET-BACKED SECURITIES – 1.5%	Coupon	Maturity	Par Value	Value
DB Master Financie, LLC,
144A, Series 2015-1A-A21	3.262%	02/20/19	$962,813	$966,567
Domino’s Pizza Master Issuer, LLC
144A, Series 2012-1A-A2	5.216%	01/25/42	767,163	788,720
Total Asset-Backed Securities (Cost $1,760,992)				$1,755,287

CORPORATE BONDS - 47.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary – 5.2%
AutoNation, Inc.	6.750%	04/15/18	$688,000	$735,410
Brinker International, Inc.	2.600%	05/15/18	450,000	453,489
Expedia, Inc.	7.456%	08/15/18	600,000	663,851
GameStop Corporation, 144A	5.500%	10/01/19	555,000	539,737
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	665,000	755,319
McGraw-Hill Companies, Inc. (The)	5.900%	11/15/17	600,000	634,835
MGM Resorts International	8.625%	02/01/19	410,000	464,325
Newell Rubbermaid Inc	2.600%	03/29/19	725,000	737,981
QVC, Inc.	3.125%	04/01/19	600,000	609,857
Toll Brothers Finance Corporation	8.910%	10/15/17	450,000	491,625
				6,086,429
Consumer Staples - 1.8%
Kraft Heinz Company (The), 144A	2.000%	07/02/18	690,000	695,299
Kroger Company (The)	7.000%	05/01/18	250,000	273,567
Kroger Company (The)	6.800%	12/15/18	381,000	428,129
SABMiller plc, 144A	6.500%	07/15/18	600,000	660,059
				2,057,054
Energy - 1.9%
Columbia Pipeline Group, Inc.	2.450%	06/01/18	840,000	838,692
Kinder Morgan, Inc.	7.250%	06/01/18	600,000	648,547
Spectra Energy Capital, LLC	6.200%	04/15/18	715,000	758,785
				2,246,024

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.8%
Ally Financial, Inc.	3.600%	05/21/18	$300,000	$302,100
Ameriprise Financial, Inc.	7.300%	06/28/19	725,000	838,798
Ares Capital Corporation	4.375%	01/15/19	900,000	929,250
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	1,013,000	1,037,059
Bank of America Corporation	5.650%	05/01/18	925,000	989,238
Bank One Corporation	8.530%	03/01/19	450,000	523,484
Citigroup, Inc.	2.150%	07/30/18	900,000	905,440
Citizens Bank, N.A.	2.500%	03/14/19	500,000	503,760
CNA Financial Corporation	6.950%	01/15/18	661,000	707,489
Discover Bank	2.600%	11/13/18	750,000	754,551
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	550,000	588,560
Fidelity National Financial, Inc.	6.600%	05/15/17	913,000	953,307
Fidelity National Information Services, Inc.	2.850%	10/15/18	730,000	742,142
GATX Financial Corporation	2.375%	07/30/18	190,000	189,204
Goldman Sachs Group, Inc.	2.000%	04/25/19	1,075,000	1,077,851
Icahn Enterprises, L.P.	4.875%	03/15/19	865,000	835,806
International Lease Finance Corporation	6.250%	05/15/19	525,000	567,000
JPMorgan Chase & Company	6.300%	04/23/19	500,000	560,832
Morgan Stanley	2.450%	02/01/19	890,000	902,400
Oaktree Capital Management, L.P., 144A	6.750%	12/02/19	600,000	666,258
Sirius International Insurance Group, Ltd., 144A	6.375%	03/20/17	930,000	951,876
Synchrony Financial	2.600%	01/15/19	740,000	745,098
Wells Fargo & Company	2.125%	04/22/19	900,000	912,029
				17,183,532
Health Care - 3.8%
Actavis Funding SCS	2.450%	06/15/19	830,000	836,626
Fresenius Medical Care AG & Company, 144A	5.625%	07/31/19	535,000	575,794
HCA, Inc.	4.250%	10/15/19	400,000	415,000
Humana, Inc.	7.200%	06/15/18	968,000	1,069,002
McLaren Health Care Corporation	1.964%	05/15/18	600,000	601,702
Mylan N.V., 144A	2.500%	06/07/19	880,000	879,014
				4,377,138
Industrials – 5.1%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	149,307	147,814
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	33,257	37,081
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	317,357	330,845
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	29,282	30,454

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials – 5.1% (Continued)
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	$56,857	$62,224
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	52,776	57,558
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	306,384	320,172
Continental Airlines, Inc., Series 2012-2-B	5.500%	04/29/22	1,249,987	1,290,611
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	132,142	147,999
Domtar Corporation	10.750%	06/01/17	95,000	101,746
Ford Motor Credit Company, LLC	2.375%	03/12/19	1,000,000	1,007,455
General Motors Financial Company, Inc.	2.400%	05/09/19	875,000	874,403
Ingersoll-Rand Global Holding Company, Ltd.	6.875%	08/15/18	525,000	580,936
Sappi Ltd., 144A	7.750%	07/15/17	650,000	673,562
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	139,928	151,997
				5,956,341
Information Technology - 3.7%
Baidu, Inc.	3.250%	08/06/18	850,000	868,109
Dell, Inc., 144A	3.480%	06/01/19	1,035,000	1,048,445
Juniper Networks, Inc.	3.125%	02/26/19	720,000	733,608
Nokia Corporation	5.375%	05/15/19	515,000	548,990
NXP BV/NXP Funding, LLC, 144A	3.750%	06/01/18	500,000	511,875
Tencent Holdings Ltd., 144A	3.375%	03/05/18	600,000	613,720
				4,324,747
Materials - 2.9%
Cytec Industries, Inc.	8.950%	07/01/17	157,000	167,384
Georgia-Pacific, LLC, 144A	2.539%	11/15/19	880,000	890,327
LyondellBasell Industries N.V.	5.000%	04/15/19	1,000,000	1,072,787
Packaging Corporation of America	6.500%	03/15/18	880,000	936,490
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	325,000	340,438
				3,407,426
Real Estate - 2.3%
First Industrial, L.P.	5.950%	05/15/17	430,000	446,459
Hospitality Properties Trust	5.625%	03/15/17	525,000	538,683
Liberty Property, L.P.	6.625%	10/01/17	646,000	685,592
National Retail Properties, Inc.	6.875%	10/15/17	293,000	312,173
Simon Property Group, L.P.	10.350%	04/01/19	600,000	730,406
				2,713,313

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.6% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services – 5.6%
American Tower Corporation	4.500%	01/15/18	$390,000	$405,224
American Tower Corporation	3.400%	02/15/19	525,000	544,019
CBS Corporation	4.625%	05/15/18	600,000	631,414
Cox Communications, Inc., 144A	6.250%	06/01/18	650,000	693,784
Cox Communications, Inc., 144A	9.375%	01/15/19	360,000	417,855
Grupo Televisa, S.A.B.	6.000%	05/15/18	600,000	645,894
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	490,307	497,396
Interpublic Group of Companies, Inc. (The)	2.250%	11/15/17	985,000	986,324
SBA Tower Trust, 144A (a)	3.598%	04/15/18	750,000	757,271
SiTV, LLC, 144A	10.375%	07/01/19	200,000	158,000
Verizon Communications, Inc.	3.650%	09/14/18	750,000	787,580
				6,524,761
Utilities - 0.5%
Otter Tail Corporation	9.000%	12/15/16	543,000	560,526

Total Corporate Bonds (Cost $55,294,633)				$55,437,291

MONEY MARKET FUNDS - 5.4%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (c) (Cost $6,303,897)			6,303,897	$6,303,897

Total Investments at Value - 103.7% (Cost $120,717,699)				$120,795,570

Liabilities in Excess of Other Assets - (3.7%)				(4,284,158)

Net Assets - 100.0%				$116,511,412

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2016.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

CORPORATE BONDS - 97.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 16.7%
ADT Corporation (The)	6.250%	10/15/21	$400,000	$419,000
Affinity Gaming	9.000%	05/15/18	530,000	543,250
APX Group Holdings, Inc.	8.750%	12/01/20	500,000	455,000
Ashton Woods USA, LLC, 144A	6.875%	02/15/21	750,000	661,875
GameStop Corporation, 144A	6.750%	03/15/21	750,000	733,125
Jo-Ann Stores Holdings, Inc., 144A	9.750%	10/15/19	500,000	437,500
KB Home	4.750%	05/15/19	750,000	748,125
Landry's Holdings II, Inc., 144A	10.250%	01/01/18	750,000	757,500
MGM Resorts International	5.250%	03/31/20	750,000	776,250
NCL Corporation Ltd., 144A	4.625%	11/15/20	750,000	765,000
Netflix, Inc.	5.375%	02/01/21	400,000	426,000
NPC International, Inc.	10.500%	01/15/20	750,000	789,375
				7,512,000
Consumer Staples - 5.8%
Beverages & More, Inc., 144A	10.000%	11/15/18	400,000	368,000
Bumble Bee Holdings, Inc., 144A	9.625%	03/15/18	400,000	396,000
Cott Beverages, Inc.	6.750%	01/01/20	500,000	522,500
FAGE Dairy Industry S.A., 144A	9.875%	02/01/20	750,000	778,125
Wells Enterprises, Inc., 144A	6.750%	02/01/20	400,000	411,000
				2,475,625
Energy - 12.3%
Diamondback Energy, Inc.	7.625%	10/01/21	450,000	477,562
EnLink Midstream Partners, L.P.	2.700%	04/01/19	400,000	371,855
Genesis Energy, L.P.	5.750%	02/15/21	600,000	558,000
Hornbeck Offshore Services, Inc.	5.875%	04/01/20	600,000	364,500
Martin Midstream Partners, L.P.	7.250%	02/15/21	600,000	556,500
NuStar Logistics, L.P.	8.150%	04/15/18	475,000	501,125
NuStar Logistics, L.P.	6.750%	02/01/21	55,000	55,275
Pride International, Inc.	8.500%	06/15/19	500,000	493,250
Rowan Companies, Inc.	7.875%	08/01/19	700,000	700,780
SM Energy Company	6.500%	11/15/21	500,000	467,500
Vanguard Natural Resources, LLC	7.875%	04/01/20	500,000	110,000
WPX Energy, Inc.	7.500%	08/01/20	600,000	588,000
				5,244,347
Financials - 14.3%
AerCap Ireland Capital Ltd.	4.500%	05/15/21	500,000	514,375
Ally Financial, Inc.	4.250%	04/15/21	400,000	401,000
CIT Group, Inc.	5.375%	05/15/20	750,000	785,625
Credit Acceptance Corporation	6.125%	02/15/21	750,000	723,750
Fly Leasing Ltd.	6.375%	10/15/21	450,000	441,000
Hub Holdings, LLC, 144A	8.125%	07/15/19	400,000	376,000
Icahn Enterprises, L.P.	6.000%	08/01/20	750,000	725,864
iStar, Inc.	6.500%	07/01/21	500,000	482,500

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.3% (Continued)
NewStar Financial, Inc.	7.250%	05/01/20	$750,000	$697,500
Provident Funding Associates, L.P., 144A	6.750%	06/15/21	500,000	473,750
Rialto Holdings, LLC, 144A	7.000%	12/01/18	500,000	493,750
				6,115,114
Health Care - 6.9%
HCA, Inc.	6.250%	02/15/21	500,000	537,500
Kindred Healthcare, Inc.	8.000%	01/15/20	500,000	499,375
Prospect Medical Holdings, Inc., 144A	8.375%	05/01/19	750,000	781,875
Tenet Healthcare Corporation	8.000%	08/01/20	750,000	766,406
Valeant Pharmaceuticals International, Inc., 144A	5.375%	03/15/20	400,000	353,000
				2,938,156
Industrials - 14.3%
Air Canada, 144A	8.750%	04/01/20	400,000	431,500
Air Canada, 144A	5.000%	09/15/20	750,000	720,000
American Airlines Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	684,868	703,701
Casella Waste Systems, Inc.	7.750%	02/15/19	430,000	439,138
Fiat Chrysler Automobiles N.V.	4.500%	04/15/20	750,000	757,500
Glencore Funding, LLC, 144A	2.500%	01/15/19	450,000	425,250
Neovia Logistics Intermediate Holdings, LLC, 144A	10.000%	02/15/18	750,000	375,000
Sappi Ltd., 144A	7.750%	07/15/17	400,000	414,500
Techniplas, LLC, 144A	10.000%	05/01/20	350,000	245,000
Tutor Perini Corporation	7.625%	11/01/18	400,000	401,000
XPO Logistics, Inc., 144A	7.875%	09/01/19	750,000	780,000
Zachry Holdings, Inc., 144A	7.500%	02/01/20	400,000	395,000
				6,087,589
Information Technology - 1.9%
BCP Singapore VI Cayman Financing Company, 144A	8.000%	04/15/21	500,000	403,000
Dell, Inc.	4.625%	04/01/21	400,000	400,000
				803,000
Materials - 8.9%
Ardagh Finance Holdings S.A., 144A	8.625%	06/15/19	432,343	445,313
CEMEX, S.A.B. de C.V., 144A	7.250%	01/15/21	400,000	417,960
Cornerstone Chemical Company, 144A	9.375%	03/15/18	350,000	332,500
Harsco Corporation	5.750%	05/15/18	350,000	313,250
INEOS Group Holdings S.A., 144A	5.875%	02/15/19	750,000	759,375
Mercer International, Inc.	7.000%	12/01/19	750,000	755,625
U.S. Concrete, Inc.	8.500%	12/01/18	750,000	783,675
				3,807,698

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 11.7%
Cablevision Systems Corporation	8.000%	04/15/20	$500,000	$508,750
Digicel Ltd., 144A	7.000%	02/15/20	750,000	695,625
Frontier Communications Corporation, 144A	8.875%	09/15/20	750,000	796,875
Gray Television, Inc.	7.500%	10/01/20	750,000	786,563
SiTV, LLC, 144A	10.375%	07/01/19	250,000	197,500
Sprint Capital Corporation	6.900%	05/01/19	750,000	699,375
Telesat Canada, 144A	6.000%	05/15/17	500,000	500,000
T-Mobile USA, Inc.	6.250%	04/01/21	750,000	785,625
				4,970,313
Utilities - 3.5%
AES Corporation (The) (a)	3.635%	06/01/19	728,000	725,270
NRG Energy, Inc.	7.875%	05/15/21	750,000	778,125
				1,503,395

Total Corporate Bonds (Cost $42,047,388)				$41,457,237

MONEY MARKET FUNDS - 1.9%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (b) (Cost $817,068)			817,068	$817,068

Total Investments at Value - 99.2% (Cost $42,864,456)				$42,274,305

Other Assets in Excess of Liabilities - 0.8%				318,609

Net Assets - 100.0%				$42,592,914

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2016.
(b)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2016:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$5,396,225	$-	$5,396,225
U.S. Government Agency Obligations	-	1,381,857	-	1,381,857
Mortgage-Backed Securities	-	27,864,936	-	27,864,936
Municipal Bonds	-	1,790,234	-	1,790,234
Asset-Backed Securities	-	2,094,657	-	2,094,657
Corporate Bonds	-	26,787,842	-	26,787,842
Money Market Funds	2,210,786	-	-	2,210,786
Total	$2,210,786	$65,315,751	$-	$67,526,537

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$53,655,500	$-	$53,655,500
Municipal Bonds	-	3,643,595	-	3,643,595
Asset-Backed Securities	-	1,755,287	-	1,755,287
Corporate Bonds	-	55,437,291	-	55,437,291
Money Market Funds	6,303,897	-	-	6,303,897
Total	$6,303,897	$114,491,673	$-	$120,795,570

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$41,457,237	$-	$41,457,237
Money Market Funds	817,068	-	-	817,068
Total	$817,068	$41,457,237	$-	$42,274,305

As of May 31, 2016, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of May 31, 2016:

			First Western
	First Western	First Western	Short Duration
	Fixed Income	Short Duration	High Yield
	Fund	Bond Fund	Credit Fund

Cost of portfolio investments	$66,804,725	$120,717,699	$42,885,270

Gross unrealized appreciation	$1,134,221	$566,317	$448,679
Gross unrealized depreciation	(412,409)	(488,446)	(1,059,644)

Net unrealized appreciation (depreciation)	$721,812	$77,871	$(610,965)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Short Duration High Yield Credit Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Mortgage-Backed Securities

First Western Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a Fund that does not concentrate in mortgage-backed securities. As of May 31, 2016, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 41.7% and 46.1%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” securities.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ Debra Silversmith
Debra Silversmith, President

Date	June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Debra Silversmith
Debra Silversmith, President

Date	June 16, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	June 16, 2016

*	Print the name and title of each signing officer under his or her signature.